SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Change in Non-cash Operating Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of supplementary cash flow information [Abstract]
Trade and other receivables	$ 715	$ 632
Inventories	(1,164)	355
Prepaids and deposits	86	(495)
Accounts payable and accrued liabilities	(1,743)	7,830
Deposits received	(603)	1,350
Due from a related party	84	(5,187)
Total changes in non-cash operating working capital	$ (2,625)	$ 4,485